Nature of Business and Organization - Schedule of Accompanying Consolidated Financial Statements (Details)	12 Months Ended
Dec. 31, 2024
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	An Australia company
Ownership	100% owned by Ebang International
Hangzhou Dewang Information Technology Co., Ltd. (“Hangzhou Dewang”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	A PRC limited liability company
Ownership	51.05% owned by Ebang International through its subsidiaries
Hangzhou Dewang Information Technology Co., Ltd. (“Hangzhou Dewang”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Incorporated on December 31, 2015
Hangzhou Dewang Information Technology Co., Ltd. (“Hangzhou Dewang”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Principally for the design and manufacture of blockchain chips
Ebang Communications (HK) Technology Limited (“HK Ebang Communications”), formerly known as Hong Kong Bite Co., Ltd. [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	A Hong Kong company
Ownership	100% owned by Ebang International through its subsidiaries
Ebang Communications (HK) Technology Limited (“HK Ebang Communications”), formerly known as Hong Kong Bite Co., Ltd. [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Incorporated on February 12, 2016
Ebang Communications (HK) Technology Limited (“HK Ebang Communications”), formerly known as Hong Kong Bite Co., Ltd. [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Principally for the trading of blockchain chips
Zhejiang Ebang Communication Technology Co., Ltd. (“Zhejiang Ebang”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	A PRC limited liability company	[1]
Ownership	99.99% owned by Ebang International through its subsidiaries	[1]
Zhejiang Ebang Communication Technology Co., Ltd. (“Zhejiang Ebang”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Incorporated on January 21, 2010
Zhejiang Ebang Communication Technology Co., Ltd. (“Zhejiang Ebang”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Principally holding our businesses in the design, manufacture and sale of telecommunications and blockchain processing equipment
Zhejiang Ebang Information Technology Co., Ltd. (“Ebang IT”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	A PRC limited liability company	[1]
Ownership	99.99% owned by Ebang International through its subsidiaries	[1]
Zhejiang Ebang Information Technology Co., Ltd. (“Ebang IT”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Incorporated on August 11, 2010
Zhejiang Ebang Information Technology Co., Ltd. (“Ebang IT”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Principally for the design, manufacture and sale of telecommunications and blockchain processing equipment
Ebonex Australia Pty Ltd (“Ebonex Australia”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	An Australia company
Ownership	100% owned by Ebang International
Ebonex Australia Pty Ltd (“Ebonex Australia”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Incorporated on April 22, 2021
Ownership	through its subsidiaries
Ebonex Australia Pty Ltd (“Ebonex Australia”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Principally for operating the cryptocurrency exchange platform
Ebonfx Australia Pty Ltd [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Acquired on March 21, 2022
Ownership	through its subsidiaries
Ebonfx Australia Pty Ltd [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Principally for operating the cross-border payment and foreign exchange business
Redback Operations Pty Ltd (“Redback Operations”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	An Australia company
Ownership	100% owned by Ebang International
Redback Operations Pty Ltd (“Redback Operations”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Acquired on November 8, 2024
Ownership	through its subsidiaries
Redback Operations Pty Ltd (“Redback Operations”) [Member]
Schedule of Accompanying Consolidated Financial Statements [Line Items]
Background	Principally for solar and battery storage solutions

[1]	The portion of the income or loss applicable to the non-controlling interest in Zhejiang Ebang and Ebang IT are immaterial and are not reflected in the consolidated statements of operations and comprehensive loss.